Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000815425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS VARIABLE INSURANCE TRUST COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE CAP GROWTH FUND (the "Fund") Supplement dated May 1, 2012 to the Fund's prospectus dated May 1, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

Effective on May 1, 2012, the section of the prospectus for the Fund entitled"Principal Investment Strategies" is revised by deleting the fifth paragraph of such section and replacing the third paragraph with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will not concentrate its assets in any single industry but may from time to time emphasize one or more economic sectors in selecting its investments and may invest more than 25% of its assets in companies in each of the consumer discretionary, health care and technology sectors.